Other Liabilities (Details) - Schedule of other liabilities (Parentheticals) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of other liabilities [Abstract]
Down payment	¥ 118,078,758	¥ 102,491,426